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                                February 2, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:    Ms. Anne Nguyen
         Mail Stop 03-09

              Amendment No. 1 to Registration Statement on Form S-4 (Registration No. 333-122063) of Phibro Animal Health Corporation
     and its Subsidiaries and Philipp Brothers Netherlands III B.V. and its
                                   Subsidiary


Ladies and Gentlemen:

                  Phibro Animal Health Corporation, a New York corporation ("PAHC"), and Philipp Brothers Netherlands III B.V., a company organized under the laws of The Netherlands ("PB III" and, together with PAHC, the "Company"), and certain of PAHC's domestic subsidiaries (comprising C P Chemicals, Inc., a New Jersey corporation, Phibro Chemicals, Inc., a New York corporation, Phibrochem, Inc., a New Jersey corporation, Phibro-Tech, Inc., a Delaware corporation, Prince Agriproducts, Inc., a Delaware corporation, Phibro Animal Health Holdings, Inc., a Delaware corporation, Phibro Animal Health U.S., Inc., a Delaware corporation, and Western Magnesium Corp., a California corporation) and PB III's subsidiary, Phibro Animal Health SA, a company organized under the laws of Belgium, are herewith filing through the EDGAR system Amendment No. 1 to a Registration Statement on Form S-4 (File No. 333-122063), together with certain previously unfiled exhibits, in connection with the Company's offer to exchange (the "Exchange Offer") 127,491 Units consisting of $103,207,000 aggregate principal amount of 13% Senior Secured Notes due 2007 of PAHC and $24,284,000 aggregate principal amount of 13% Senior Secured Notes due 2007 of PB III, which Units are being registered under the Securities Act of 1933, as amended, pursuant to such Registration Statement, for 127,491 unregistered Units consisting of $103,207,000 aggregate principal amount of 13% Senior Secured Notes due 2007 of PAHC and $24,284,000 aggregate principal amount of 13% Senior Secured Notes due 2007 of PB III issued October 21, 2003 and December 21, 2004 under the same Indenture.

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Securities and Exchange Commission
February 2, 2005
Page 2

                  We also are transmitting an acceleration request to declare Amendment No. 1 effective 10:00 a.m. on Friday, February 4, 2005, or as soon thereafter as practicable.

                  Please contact me (212-907-7370) or Richard Kaplan of this firm (212-907-7376) with any questions or comments.

                                                     Very truly yours,


                                                     /s/ Lawrence M. Bell



cc:      Phibro Animal Health Corporation
         Philipp Brothers Netherlands III B.V.
         Richard S. Kaplan, Esq.